Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Jul. 02, 2024	Jun. 19, 2024	Oct. 31, 2023	Oct. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 05, 2024	Dec. 31, 2022	Jun. 30, 2020
Financial Instruments [Line Items]
Cash and cash equivalents and short-term and long-terms deposits					$ 848	$ 850
Fair value financial instruments					275	73
Warrants issued (in Shares)	19,717
Exercise price per share (in Dollars per share)							$ 6
Financial instrument amount					1,149	2,518
Net of deferred difference amount					$ 302
Top of Range [Member]
Financial Instruments [Line Items]
Bear fixed interest, percentage					0.20%
Warrants issued (in Shares)			217,391
Exercise price per share (in Dollars per share)	$ 400
Bottom of Range [Member]
Financial Instruments [Line Items]
Bear fixed interest, percentage					4.46%
Warrants issued (in Shares)			27,777
Exercise price per share (in Dollars per share)	$ 25
ADS [Member]
Financial Instruments [Line Items]
Exercise price per share (in Dollars per share)									$ 180
Warrants exercise price per share (in Dollars per share)									$ 25
Depositary shares (in Shares)	281,675
Series A-1 warrants [Member]
Financial Instruments [Line Items]
Aggregate warrants shares (in Shares)	248,969
Series A-2 warrants [Member]
Financial Instruments [Line Items]
Aggregate warrants shares (in Shares)	314,381
Credit risk [Member]
Financial Instruments [Line Items]
Cash and cash equivalents and short-term and long-terms deposits					$ 8,249	15,339
Short term deposits guaranteed for leases and credit					148
Short term deposits					700
Convertible note amount				$ 1,500	625
Convertible warrants (in Shares)				300,000
Termination exercise price (in Dollars per share)				$ 5
January 2025 [Member]
Financial Instruments [Line Items]
Convertible note amount		$ 219
Convertible warrants		$ 50
Fair value financial instruments						$ 73		$ 431
Financial asset at a fair value					$ 275